INTANGIBLE ASSETS, NET (Details)					2 Months Ended		12 Months Ended
	Feb. 28, 2022 USD ($)	Feb. 28, 2022 CAD ($)	Mar. 02, 2021 USD ($)	Mar. 02, 2021 CAD ($)	Mar. 02, 2021 USD ($)	Mar. 02, 2021 CAD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CAD ($)	Mar. 31, 2022 CAD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CAD ($)	Mar. 01, 2021	Dec. 19, 2020
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net							$ 933,642	$ 966,533
Payment for aquisition							(0)	(0)	$ 471,550
Depreciation expense							2,409,762	1,361,211
Conbridge College [Member]
Finite-Lived Intangible Assets [Line Items]
Payment for aquisition			$ 62,792	$ 80,000
Max The Mutt Animation [Member]
Finite-Lived Intangible Assets [Line Items]
Payment for aquisition	$ 1,456,546	$ 1,820,000
Total consideration for acquisition					$ 2,100,000	$ 2,600,000
Conbridge College [Member]
Finite-Lived Intangible Assets [Line Items]
Equity ownership percentage														80.00%
Max The Mutt Animation [Member]
Finite-Lived Intangible Assets [Line Items]
Equity ownership percentage															70.00%
License And Brand Name [Member] | Conbridge College [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset												$ 38,372	$ 51,953
Impairment of intangible asset							0	0	20,681	$ 280
License Brand Name And Student List [Member] | Max The Mutt Animation [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset									$ 792,145		$ 989,811
Impairment of intangible asset							0	0
Depreciation expense							32,630	33,286
Toronto E School [Member]
Finite-Lived Intangible Assets [Line Items]
Deferred tax liability							31,234	31,246
Intangible asset							249,873	249,974
MTM Animation [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset							666,078	698,860
MTM Animation [Member] | Brand Name [Member]
Finite-Lived Intangible Assets [Line Items]
Net acquisition cost							429,127	429,301
License [Member] | Toronto E School [Member]
Finite-Lived Intangible Assets [Line Items]
Net acquisition cost							218,639	218,728
License [Member] | Conbridge College [Member]
Finite-Lived Intangible Assets [Line Items]
Net acquisition cost							17,691	17,699
License [Member] | MTM Animation [Member]
Finite-Lived Intangible Assets [Line Items]
Net acquisition cost							171,954	172,024
Student List [Member] | MTM Animation [Member]
Finite-Lived Intangible Assets [Line Items]
Net acquisition cost							$ 64,997	$ 97,535